10. Junior Subordinated Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Junior Subordinated Notes [Abstract]
Junior subordinated debentures	$ 12,887,000	$ 12,887,000
Floating rate	4.95%	4.02%
Interest paid on the debentures	$ 650,361	$ 524,696